Employee Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Employee compensation [abstract]
Schedule of employee compensation

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

Included in:
Fulfillment expenses	4,395	3,943	3,139
Marketing expenses	1,780	1,783	1,207
Technology and content expenses	2,625	2,400	1,925
General and administrative expenses	6,979	4,960	3,498
Total employee compensation	15,779	13,086	9,769